Consolidated Statement of Cash Flows £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 GBP (£)
Statements [Line Items]
Income for the period	$ 13,435		$ 4,777		$ 2,200
Adjustment for:
Dividends received	4,998		3,820		4,627
Current tax	6,591		2,731		7,058
Interest expense (net)	3,365		2,752		1,529
Depreciation, depletion and amortisation	26,223		24,993		26,714
Net gains on sale and revaluation of non-current assets and businesses	(1,640)		(2,141)		(3,460)
(Increase)/decrease in inventories	(2,079)		(5,658)		2,827
(Increase)/decrease in current receivables	(1,686)		2,038		9,852
Increase/(decrease) in current payables	607		(2,669)		(7,158)
Share of profit of joint ventures and associates	(4,225)		(3,545)		(3,527)
Deferred tax, retirement benefits, decommissioning and other provisions	(3,918)		(823)		(5,827)
Other	286		(1,226)		2,648
Tax paid	(6,307)		(4,434)		(7,673)
Cash flow from operating activities	35,650		20,615		29,810
Capital expenditure	(20,845)		(22,116)		(26,131)
Acquisition of BG Group plc, net of cash and cash equivalents acquired			(11,421)
Investments in joint ventures and associates	(595)		(1,330)		(896)
Proceeds from sale of property, plant and equipment and businesses	8,808		2,072		4,720
Proceeds from sale of joint ventures and associates	2,177		1,565		276
Interest received	724		470		288
Other	1,702		(203)		(664)
Cash flow from investing activities	(8,029)		(30,963)		(22,407)
Net decrease in debt with maturity period within three months	(869)		(360)		(586)
New borrowings	760		18,144		21,500
Repayments	(11,720)		(6,710)		(6,023)
Interest paid	(3,550)		(2,938)		(1,742)
Change in non-controlling interest	293		1,110		598
Royal Dutch Shell plc shareholders	(10,877)		(9,677)		(9,370)
Non-controlling interest	(406)		(180)		(117)
Repurchases of shares					(409)
Shares held in trust: net purchases and dividends received	(717)		(160)		(39)
Cash flow from financing activities	(27,086)		(771)		3,812
Currency translation differences relating to cash and cash equivalents	647		(1,503)		(1,070)
Increase/(decrease) in cash and cash equivalents	1,182		(12,622)		10,145
Cash and cash equivalents at January 1	19,130		31,752		21,607
Cash and cash equivalents at December 31	20,312		19,130		31,752
Royal Dutch Shell Dividend Access Trust [Member]
Statements [Line Items]
Income for the period | £		£ 4,567		£ 3,879		£ 2,726
Adjustment for:
Dividends received | £		(4,567)		(3,879)		(2,726)
Cash flow from operating activities | £		0		0		0
Dividends received | £		4,567		3,879		2,726
Cash flow from investing activities | £		4,567		3,879		2,726
Cash distributions made | £		(4,567)		(3,879)		(2,725)
Cash flow from financing activities | £		(4,567)		(3,879)		(2,725)
Increase/(decrease) in cash and cash equivalents | £		0		0		1
Cash and cash equivalents at January 1 | £		2		2		1
Cash and cash equivalents at December 31 | £		£ 2		£ 2		£ 2
Parent [Member]
Statements [Line Items]
Income for the period	10,951		14,205
Adjustment for:
Dividends received	(10,958)		(14,132)
Current tax	(23)		26
Interest and other income	(24)		(17)
Interest and other expense	26		25
Share-based compensation	25		21
Decrease in working capital	(333)		13,868
Cash flow from operating activities	(336)		13,996
Acquisition of BG Group plc			(19,036)
Dividends received	10,958		14,132
Interest received	24		17
Share-based compensation	258		130
Cash flow from investing activities	11,240		(4,757)
Interest paid	(26)		(25)
Cash distributions made	(10,877)		(9,677)
Cash flow from financing activities	(10,903)		(9,702)
Increase/(decrease) in cash and cash equivalents	1		(463)
Cash and cash equivalents at January 1	2		465
Cash and cash equivalents at December 31	$ 3		$ 2		$ 465